Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
Delinquent Participant Contributions
Delinquent Participant Contributions

Note 9 – Delinquent Participant Contributions

During the year ended December 31, 2025, participant contributions totaling $1,917 were not remitted to the Plan within the period prescribed by DOL regulations. These transactions constitute non-exempt party-in-interest transactions or prohibited transactions as defined by ERISA.